UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar year or Quarter Ended: December 31,1999

Check here if Amendment (   ); Amendment Number:

This Amendment (Check only one.)  (   ) is a restatement.
					(   ) adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:		Sparrow Capital Management, Inc
Address:	225 South Meramec Ave
		Suite 732T
		St. Louis, MO 63105

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Thompson
Title:		Compliance Officer
Phone: 	314-725-6161
Signature, Place, and Date of Signing:
	Mark Thompson	St. Louis, Missouri	January 21,2000

Report Type (Check only one)
(X) 13F HOLDINGS  REPORT.
(  )  13F NOTICE.
(  )  13F COMBINATION REPORT.

List of Other Managers Reporting for this manager: 0

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13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:  146,330

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FORM 13F INFORMATION TABLE VALUE SH/ PUT/INVSTMT OTHER VOTING AUTHORITY NAME OF ISSUER
TITLE OF CLASSCUSIP (X$1000)SHARES PRN CALLDSCRETN MANAGERS SOLE SHARED NONE ADAPTEC INC
COM 00651F108 6886 138,060SH SOLE 7760 130,300 ADOBE SYSTEMS INC. COM 00724F101 592
8,800SH SOLE 8800 AMERICAN EXPRESS CO COM 25816109 7925 47,670SH SOLE 3100 44,570 AMGEN
INC COM 31162100 9267 154,290SH SOLE 11620 142,670 BEST BUY COMPANY COM 86516101 9375
186,570SH SOLE 9000 177,570 CALPINE CORP COM 131347106 7852 118,470SH SOLE 9100 109,370
EMC CORP COM 268648102 9283 84,970SH SOLE 6640 78,330 GENERAL ELECTRIC COM 369604103 8298
53,622SH SOLE 4020 49,602 HOME DEPOT INC COM 437076102 7297 106,142SH SOLE 8400 97,742
KERR-MCGEE CORP COM 492386107 4866 78,490SH SOLE 7300 71,190 LEXMARK INT'L GROUP COM
529771107 5452 60,240SH SOLE 5720 54,520 LUCENT TECHNOLOGY COM 549463107 7282 97,094SH
SOLE 7020 90,074 MCI WORLDCOM INC COM 55268B106 5506 103,759SH SOLE 11,835 91,924
MICROSOFT CORP COM 594918104 8799 75,363SH SOLE 5045 68,188 MORGAN STANLEY, DEAN COM
617446448 8725 61,120SH SOLE 4630 56,490 MOTOROLA INC COM 620076109 7436 50,500SH SOLE
4710 45,790 SUN MICROSYSTEMS COM 866810104 5672 73,244SH SOLE 6800 66,444 SYSCO CORP COM
871829107 4568 115,466SH SOLE 12,900 102,566 TYCO INTERNATIONAL COM 902124106 6632
170,040SH SOLE 15,720 154,320 WAL MART STORES INC COM 931142103 8083 116,928SH SOLE
10,260 106,668 WESTERN WIRELESS COM 9.60E+208 6534 97,890SH SOLE 10,300 87,590

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